Basis of Presentation	12 Months Ended
Dec. 31, 2019
Basis of Presentation
Basis of Presentation

Note 2: Basis of Presentation

The accompanying Consolidated Financial Statements for the years ended December 31, 2019, 2018 and 2017, respectively, were prepared in conformity with U.S. GAAP. The Consolidated Financial Statements of the Company include the accounts of all of its subsidiaries. Subsidiaries are entities over which the Company has control, where control is defined as the power to govern financial and operating policies. Generally, the Company has a shareholding of more than 50% of the voting rights in its subsidiaries. The effect of potential voting rights that are currently exercisable are considered when assessing whether control exists. Subsidiaries are fully consolidated from the date control is transferred to the Company, and are de-consolidated from the date control ceases. The U.S. dollar is the Company’s reporting currency. As such, the financial statements are reported on a U.S. dollar basis.